UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07410

Exact name of registrant as specified in charter:	Delaware Investments® National
Municipal Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® National Municipal Income Fund
December 31, 2013 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 147.23%
Corporate Revenue Bonds – 15.78%
Buckeye, Ohio Tobacco Settlement
Financing Authority Asset-Backed
Asset-Backed -2 Series A-2
6.50% 6/1/47	430,000	$348,936
City of Valparaiso IN
(Pratt Paper Project)
7.00% 1/1/44 (AMT)	240,000	241,685
Gaston County Industrial Facilities &
Pollution Control Financing
Authority
(Exempt Facilities-National Gypsum
Project) 5.75% 8/1/35 (AMT)	290,000	252,532
Golden State, California Tobacco
Securitization Corporation
Settlement Revenue (Asset-Backed
Senior Notes) Series A-1
5.75% 6/1/47	1,000,000	743,190
Harris County, Texas Industrial
Development Corporation Solid
Waste Disposal Revenue
(Deer Park Refining project)
5.00% 2/1/23	150,000	159,036
Illinois Railsplitter Tobacco Settlement
Authority
6.25% 6/1/24	500,000	536,675
Louisiana Local Government
Environmental Facilities &
Community Development Authority
(Westlake Chemical)
Series A 6.50% 8/1/29	645,000	706,617
Series A-1 6.50% 11/1/35	255,000	272,932
Maryland Economic Development
Corporation Facilities Revenue
(CNX Marine Terminals)
5.75% 9/1/25	600,000	622,104
M-S-R Energy Authority, California
Gas
Series C 7.00% 11/1/34	1,000,000	1,231,190
Navajo County, Arizona Pollution
Control Revenue
(Arizona Public Services-Cholla)
Series D 5.75% 6/1/34•	500,000	551,225
New Jersey Economic Development
Authority Special Facility Revenue
(Continental Airlines project)
5.25% 9/15/29 (AMT)	500,000	457,395
Ohio State Air Quality Development
Authority Revenue Environmental
Improvement
(First Energy Generation) Series A
5.70% 8/1/20	260,000	286,853
Pima County, Arizona Industrial
Development Authority Pollution
Control Revenue
(Tucson Electric Power San Juan)
5.75% 9/1/29	250,000	254,093
Salt Verde Financial, Arizona Gas
Revenue Senior Note
5.00% 12/1/37	400,000	384,196
St. John the Baptist Parish, Louisiana
(Marathon Oil) Series A
5.125% 6/1/37	500,000	493,600
Suffolk County, New York Tobacco
Asset Securitization
Series B 5.00% 6/1/32	750,000	731,460
Tobacco Settlement Financing
Corporation, Louisiana
Asset-Backed Note
Series A 5.25% 5/15/35	460,000	447,589
Tobacco Settlement Financing
Corporation, New Jersey
Series 1A 5.00% 6/1/41	500,000	353,230
Town of Shoals, Indiana
(Amt-National Gypsum Project)
7.25% 11/1/43	310,000	307,709
		9,382,247
Education Revenue Bonds – 24.98%
Bowling Green, Ohio Student Housing
Revenue
(CFP I State University project)
6.00% 6/1/45	260,000	256,903
California Statewide Communities
Development Authority School
Facility Revenue
(Aspire Public Schools)
6.125% 7/1/46	625,000	589,438
California Statewide Communities
Development Authority Student
Housing Revenue
(Irvine, LLC - UCI East Campus)
6.00% 5/15/23	470,000	504,611
Deephaven, Minnesota Charter School
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/43	500,000	467,580
Delaware County, Pennsylvania
Authority
(Villanova University)
5.00% 8/1/20	390,000	447,326
Health & Educational Facilities
Authority of the State of Missouri
(St. Louis College of Pharmacy
Project) 5.25% 5/1/33	500,000	501,060

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Schedule of investments

Delaware Investments® National Municipal Income Fund

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Health & Educational Facilities
Authority of the State of Missouri
(Washington University) Series B
5.00% 11/15/30	600,000	$658,404
Marietta, Georgia Development
Authority Revenue
(Life University Income project)
7.00% 6/15/39	430,000	428,461
Maryland Health & Higher Educational
Facilities Authority
(Loyola University) Series A
5.00% 10/1/39	650,000	659,152
Maryland State Economic
Development Student Housing
Revenue
(University of Maryland College
Park projects) 5.75% 6/1/33	370,000	377,045
Massachusetts State Health &
Educational Facilities Authority
Revenue
(Harvard University) Series A
5.00% 12/15/29	600,000	654,936
Monroe County, New York Industrial
Development Revenue
(Nazareth College Rochester
project) 5.50% 10/1/41	495,000	503,385
Montgomery County, Pennsylvania
Higher Education & Health
Authority Revenue
(Arcadia University) Series ARCADI
5.25% 4/1/30	550,000	565,279
New Jersey Economic Development
Authority Revenue
(MSU Student Housing Project)
5.875% 6/1/42	735,000	767,230
New York City, New York Trust For
Cultural Resources
(Whitney Museum of American Art)
5.00% 7/1/31	500,000	516,995
New York State Dormitory Authority
(Columbia University) Series
COLUM 5.00% 10/1/41	600,000	632,766
Oregon State Facilities Authority
Revenue
(Concordia University project)
Series A 144A 6.125% 9/1/30#	135,000	136,937
Pennsylvania State Higher Educational
Facilities Authority Revenue
(Edinboro University Foundation)
5.80% 7/1/30	400,000	397,068
(University Properties - East
Stoudsbourg University)
5.25% 7/1/19	510,000	547,796
Phoenix, Arizona Industrial
Development Authority Revenue
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	500,000	425,155
(Rowan University project)
5.00% 6/1/42	1,000,000	963,260
Pima County, Arizona Industrial
Development Authority Education
Revenue
(Edkey Charter School Project)
6.00% 7/1/48	500,000	443,235
Private Colleges & Universities
Authority Revenue, Georgia
(Mercer University) Series A
5.00% 10/1/32	135,000	130,837
St Lawrence County, New York
Industrial Development Agency
(St. Lawrence University project)
5.00% 7/1/26	270,000	296,773
Swarthmore Borough Authority,
Pennsylvania
(Swarthmore College Project)
5.00% 9/15/32	490,000	525,398
Troy, New York Capital Resource
Revenue
(Rensselaer Polytechnic) Series A
5.125% 9/1/40	600,000	605,520
University of Arizona
Series A 5.00% 6/1/39	500,000	521,150
University of California
Series AI 5.00% 5/15/32	1,000,000	1,071,010
Wyoming Community Development
Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	250,000	256,363
		14,851,073
Healthcare Revenue Bonds – 21.20%
Arizona Health Facilities Authority
Revenue
(Catholic Healthcare West) Series D
5.00% 7/1/28	500,000	510,960
Brevard County, Florida Health
Facilities Authority Revenue
(Health First Project) 7.00% 4/1/39	90,000	96,773
Butler County, Pennsylvania Hospital
Authority Revenue
(Butler Health System project)
7.125% 7/1/29	450,000	515,826
Colorado Health Facilities Authority
Revenue
(Healthcare Facilities - American
Baptist) 8.00% 8/1/43	330,000	323,558

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	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth, Minnesota Economic
Development Authority Revenue
(St. Luke’s Hospital Authority
Obligation Group) 5.75% 6/15/32	400,000	$390,224
Hawaii Pacific Health Special Purpose
Revenue
Series A 5.50% 7/1/40	300,000	303,837
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers)
7.00% 8/15/44	950,000	1,024,452
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health
Care Facility project)
7.75% 10/1/41	300,000	315,510
Louisiana Public Facilities Authority
Revenue
(Ochsner Clinic Foundation project)
6.50% 5/15/37	105,000	114,301
Lycoming County, Pennsylvania
Authority Health System Revenue
(Susquehanna Health System
Project) Series A 5.50% 7/1/28	500,000	513,465
Maine Health & Higher Educational
Facilities Authority Revenue
(Maine General Medical Center)
6.75% 7/1/41	300,000	311,232
Maricopa County, Arizona Industrial
Development Authority Health
Facilities Revenue
(Catholic Healthcare West) Series A
6.00% 7/1/39	500,000	525,010
Maryland Health & Higher Educational
Facilities Authority Revenue
(Carroll Hospital) Series A
5.00% 7/1/37	315,000	307,138
Monroe County, Pennsylvania Hospital
Authority Revenue
(Pocono Medical Center) Series A
5.00% 1/1/41	500,000	466,710
Montgomery County, Pennsylvania
Industrial Development Authority
Revenue
(Mortgage - Whitemarsh
Continuing Care) 6.25% 2/1/35	675,000	653,474
New Hampshire Health and Education
Facilities Authority Revenue
(Dartmouth - Hitchock Medical
Center) 6.00% 8/1/38	300,000	321,147
New Jersey Health Care Facilities
Financing Authority Revenue
(St. Peters University Hospital)
6.25% 7/1/35	300,000	307,110
New Mexico Hospital Equipment Loan
Council Revenue
(Presbyterian Healthcare)
5.00% 8/1/39	500,000	499,260
New York State Dormitory Authority
Revenue Non State Supported Debt
(Orange Regional Medical Center)
6.25% 12/1/37	500,000	479,990
Orange County, Florida Health
Facilities Authority Revenue
(Mayflower Retirement Center)
Series REF 5.00% 6/1/32	400,000	386,208
Series REF 5.00% 6/1/36	250,000	236,303
Series REF 5.125% 6/1/42	750,000	709,253
Philadelphia, Pennsylvania Hospitals &
Higher Education Facilities
Authority Revenue
(Temple University Health System)
Series A 5.50% 7/1/30	300,000	259,803
St. Cloud, Minnesota Health Care
Revenue
(Centracare Health System project)
Series A 5.125% 5/1/30	820,000	862,681
State of Ohio
(Cleveland Clinic Health) Series A
5.50% 1/1/39	300,000	323,946
University of Medical Center, Tuscon,
Arizona Hospital Revenue
6.50% 7/1/39	500,000	533,575
West Virginia Hospital Finance
Authority Revenue
(Highland Hospital Obligation
Group) 9.125% 10/1/41	500,000	595,100
Yavapai County, Arizona Industrial
Development Authority Revenue
(Yavapai Regional Medical Center)
Series A 5.00% 8/1/28	720,000	719,597
		12,606,443
Housing Revenue Bonds – 2.68%
California Municipal Finance Authority
Mobile Home Park Revenue
(Caritas Project) Series A
5.50% 8/15/47	750,000	735,278
(Caritas Projects) Series A
6.40% 8/15/45	430,000	442,036
City of Williston, Neveda
(Eagle Crest Apartments Project)
7.75% 9/1/38	255,000	248,673

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Schedule of investments

Delaware Investments® National Municipal Income Fund

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Florida Housing Finance Homeowner
Mortgage Revenue
Series 2
5.90% 7/1/29 (NATL-RE) (AMT)	165,000	$166,214
		1,592,201
Lease Revenue Bonds – 14.36%
California State Public Works Board
Lease Revenue
(Various Capital Projects) Series A
5.00% 4/1/37	1,000,000	1,002,600
California Statewide Communities
Development Authority Student
Housing Revenue
(Lancer Plaza project)
5.625% 11/1/33	1,000,000	889,890
Idaho State Building Authority
Revenue
(Health & Welfare project) Series A
5.00% 9/1/24	135,000	152,717
(State Police) Series I 5.00% 9/1/23	760,000	862,775
Minnesota State General Revenue
Appropriations
Series B 5.00% 3/1/29	2,000,000	2,184,660
New Jersey Economic Development
Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	100,000	115,321
New York City, New York Industrial
Development Agency
(Senior Trips) Series A
5.00% 7/1/28	250,000	237,143
Pima County, Arizona Industrial
Development Authority Metro
Police Facility Revenue
(Nevada Project)
Series A 5.25% 7/1/31	500,000	509,795
Series A 5.375% 7/1/39	500,000	511,570
Public Finance Authority, Winconsin
Airport Facilities Revenue
(AFCO Investors II)
5.75% 10/1/31 (AMT)	500,000	449,855
San Jose, California Financing
Authority Revenue
(Civic Center Project) Series A
5.00% 6/1/28	500,000	536,865
Tobacco Settlement Financing
Corporation, New York Revenue
Asset-Backed
Series B 5.00% 6/1/21	1,000,000	1,082,660
		8,535,851
Local General Obligation Bonds – 2.44%
City of New York, New York
Series A-1 5.25% 8/15/21	250,000	285,635
Series I-1 5.375% 4/1/36	250,000	274,958
County of Ramsey, Minnesota Capital
Improvement
Series B 5.00% 2/1/18	300,000	348,318
Gila County, Arizona Unified School
District No. 10
(Payson School Improvement
Project of 2006) Series A
5.25% 7/1/27 (AMBAC)	500,000	539,205
		1,448,116
Special Tax Revenue Bonds – 24.60%
Anne Arundel County, Maryland
Special Obligation Revenue
(National Business Park - North
project) 6.10% 7/1/40	200,000	205,502
Brooklyn Arena Local Development,
New York Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40	940,000	987,047
6.50% 7/15/30	300,000	322,554
California State Economic Recovery
Series A 5.25% 7/1/21 ST GTD	260,000	305,141
California Statewide Communities
Development Authority Revenue
(Statewide Inland Regional Center
project) 5.375% 12/1/37	500,000	501,635
Guam Government Business Privilege
Tax Revenue
Series A 5.00% 1/1/22	775,000	868,713
Series B-1 5.00% 1/1/42	545,000	525,129
Massachusetts Bay Transportation
Authority Senior
Series A 5.25% 7/1/29	200,000	228,548
Miami-Dade County, Florida Special
Obligation
(Capital Appreciation & Income)
Series B 5.00% 10/1/35 (NATL-RE)	1,000,000	1,000,830
Mosaic District, Virginia Community
Development Authority Revenue
Series A 6.875% 3/1/36	520,000	572,114
New Jersey Economic Development
Authority Revenue
5.00% 6/15/28	200,000	200,406
5.00% 6/15/29	800,000	792,336
(School Facilities Construction)
Series AA 5.50% 12/15/29	900,000	968,760
New Jersey Transportation Trust Fund
Series A 5.00% 6/15/42	110,000	110,827
Series AA 5.00% 6/15/44	340,000	340,755

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	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Industrial
Development Agency Civic Facility
Revenue
(YMCA of Greater New York
project) 5.00% 8/1/36	880,000	$880,176
New York State Dormitory Authority
Series A 5.00% 3/15/33	1,000,000	1,061,280
(State Personal Income Tax
Revenue-Education) Series A
5.00% 3/15/38	570,000	602,165
Northampton County, Pennsylvania
Industrial Development Authority
Revenue
(Route 33 Project) 7.00% 7/1/32	230,000	218,813
Peoria, Arizona Municipal
Development Authority Sales Tax &
Excise Shared Revenue
(Senior Lien & Subordinate Lien)
Series SR LIEN 5.00% 1/1/18	1,085,000	1,244,636
Puerto Rico Sales Tax Financing
Revenue
Series A 6.00% 8/1/42	235,000	175,625
Series C 6.00% 8/1/39	300,000	225,204
Regional Transportation District,
Colorado Tax Revenue
(Denver Transit Partners)
6.00% 1/15/41	500,000	509,715
(Fastracks project) Series A
5.00% 11/1/26	500,000	555,935
Virginia Public Building Authority
Series A 5.00% 8/1/26	1,000,000	1,106,670
Wyandotte County, Kansas City,
Kansas Unified Government Special
Obligation Revenue
(Capital Appreciation) Sales Tax
Subordinate Lien 0.00% 6/1/21^	165,000	111,731
		14,622,247
State General Obligation Bonds – 8.56%
California State Various Purposes
5.00% 10/1/41	440,000	446,459
5.25% 11/1/40	320,000	332,246
6.00% 4/1/38	105,000	117,912
State of Minnesota Various Purposes
Series F 5.00% 10/1/20	2,000,000	2,373,537
State of New York
Series A 5.00% 2/15/39	300,000	318,639
State of Oregon
Series K 5.00% 5/1/22	1,275,000	1,499,834
		5,088,627
Transportation Revenue Bonds – 25.47%
Bay Area, California Toll Authority
Revenue
(San Francisco Bay Area)
5.00% 4/1/27	750,000	827,715
Central Texas Regional Mobility
Authority Revenue
Senior Lien 6.00% 1/1/41	520,000	529,802
City of Chicago, Illonis O’Hare
International Airport Revenue
(General-Senior Lien) Series D
5.25% 1/1/34	1,000,000	1,017,940
Foothill-Eastern, California
Transportation Corridor Agency
Series A 5.00% 1/15/42 (AGM)	460,000	434,833
Maryland State Economic
Development Revenue
(Transportation Facilities Project)
Series A 5.75% 6/1/35	255,000	257,338
Metropolitan Transit Authority of
Harris County, Texas
Series A 5.00% 11/1/24	500,000	559,565
Metropolitan Transportation Authority,
New York
Series A 5.00% 11/15/41	500,000	501,585
Series C 5.00% 11/15/30	500,000	515,800
Metropolitan Washington D.C. Airports
Authority Dulles Toll Road Revenue
(First Senior Lien) Series A
5.25% 10/1/44	245,000	247,156
New Jersey State Turnpike Authority
Revenue
Series A 5.00% 1/1/27	1,000,000	1,076,690
New York Liberty Development
Revenue
(1 World Trade Center Port
Authority Construction) Series TRD
CTR 5.00% 12/15/41 GO OF AUTH	500,000	504,890
North Texas Tollway Authority Special
Projects System
Series A 5.00% 9/1/20	250,000	291,090
Pennsylvania Turnpike Commission
Subordinate
(Special Motor License Foundation)
Series SPL MTR LICENS
5.00% 12/1/22	500,000	556,550
Pennsylvania Turnpike Commission
Suboridnate
(Special Motor License Foundation)
Series B 5.00% 12/1/41	500,000	500,950
Port Authority of Allegheny County,
Pennsylvania
5.75% 3/1/29	900,000	986,670

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Schedule of investments

Delaware Investments® National Municipal Income Fund

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port Authority of New York & New
Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	230,000	$244,681
6.50% 12/1/28	500,000	521,120
St. Louis Missouri Airport Revenue
(Lambert St. Louis International)
Series AMT 5.00% 7/1/32 (AMT)	1,000,000	969,490
St. Louis, Missouri Airport Revenue
(Lambert St. Louis International)
Series A-1 6.625% 7/1/34	325,000	360,906
State of Oregon Department of
Transportation
Series A 5.00% 11/15/26	1,000,000	1,146,870
Texas Private Activity Bond Surface
Transportation Corporate Senior
Lien Revenue
(LBJ Infrastructure)
7.00% 6/30/40	285,000	308,909
7.50% 6/30/33	665,000	742,632
(Mobility Partners) 7.50% 12/31/31	500,000	555,910
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	235,872
6.875% 12/31/39	1,000,000	1,072,100
7.00% 12/31/38 (AMT)	165,000	177,202
		15,144,266
Water & Sewer Revenue Bonds – 7.16%
Atlanta, Georgia Water & Wastewater
Revenue
Series A 6.25% 11/1/39	950,000	1,069,016
Los Angeles, California Wastewater
System Revenue
Series A 5.00% 6/1/27	500,000	556,140
New York City, New York Municipal
Water Finance Authority
(Second General Resolution) Series BB
5.25% 6/15/44	525,000	547,864
Phoenix, Arizona Civic Improvement
Wastewater Systems Revenue
(Junior Lien) Series A 5.00% 7/1/39	900,000	941,238
San Francisco, California City &
County Public Utilities Commission
Water Revenue
Series F 5.00% 11/1/27	500,000	557,425
Texas State
Series C 5.00% 8/1/22	500,000	584,540
		4,256,223
Total Municipal Bonds
(cost $87,189,721)		87,527,294

Short-Term Investments – 1.26%
Variable Rate Demand Notes – 1.26%¤
California State Series B-7 0.01%
5/1/40(LOC- JPMorgan Chase Bank
N.A.)	250,000	250,000
Minneapolis - St. Paul, Minnesota
Housing & Redevelopment
Authority Health Care Revenue
Series B-2 (Allina Health System)
0.02% 11/15/35(LOC- JPMorgan
Chase Bank N.A.)	500,000	500,000
Total Short-Term Investments
(cost $750,000)		750,000

Total Value of Securities – 148.49%
(cost $87,939,721)		88,277,294
Liquidation Value of Preferred
Stock – (50.46%)		(30,000,000)
Receivables and Other Assets Net
of Liabilities – 1.97%		1,173,640
Net Assets Applicable to
26,729,377 Shares
Outstanding – 100.00%		$59,450,934
____________________
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2013, the aggregate value of Rule 144A securities was $136,937, which represents 0.23% of the Fund’s net assets. See Note 4 in “Notes.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Dec. 31, 2013.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Dec. 31, 2013. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

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Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
NATL-RE – Insured by National Public Finance Guarantee Corporation

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Notes

Delaware Investments® National Municipal Income Fund

December 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments National Municipal Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010–March 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Dec. 31, 2013, the cost of investments federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$87,964,583
Aggregate unrealized appreciation	$2,054,117
Aggregate unrealized depreciation	(1,741,406)
Net unrealized appreciation	$312,711

For federal income tax purposes, at March 31, 2013, capital loss carryforwards of $407,888 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $407,888 expires in 2018.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

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Notes

Delaware Investments® National Municipal Income Fund

2. Investments (continued)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2013:

Level 2
Municipal Bonds	$87,527,294
Short-Term Investments	750,000
Total	$88,277,294

During the period ended Dec. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Preferred Stock

On March15, 2012, the Fund issued $30,000,000 Series 2017 Variable Rate MuniFund Term Preferred (VMTP) Shares, with $100,000 liquidation value per share in a privately negotiated offering. Proceeds from the issuance of VMTP Shares, net of offering expenses, were invested in accordance with the Fund’s investment objective. The VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

The Fund is obligated to redeem its VMTP Shares on April 1, 2017, unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares may be redeemed at the option of the Fund, subject to payment of a premium until April 1, 2014, and at par thereafter. The Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on the VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly.

The Fund uses leverage because its managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt the Fund’s overall performance.

Leverage may also cause the Fund to incur certain costs. In the event that the Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch Ratings and Moody’s Investors Service (Moody’s), funding dividend payments or funding redemptions), the Fund will pay additional fees with respect to the leverage.

4. Geographic, Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in Puerto Rico, the Virgin Islands, and Guam whose bonds are also free of individual state income taxes. The value of the Fund’s investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At Dec. 31, 2013, 3.60% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB lower or by Standard & Poor’s (S&P) and/or Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

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Certain obligations held by the Fund may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Dec. 31, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: